Average Annual Total Returns - FidelityFlexUSBondIndexFund-PRO - FidelityFlexUSBondIndexFund-PRO - Fidelity Flex U.S. Bond Index Fund	Oct. 30, 2023
Fidelity Flex U.S. Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.96%)
Past 5 years	(0.01%)
Since Inception	0.64%	[1]
Fidelity Flex U.S. Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.69%)
Past 5 years	(0.97%)
Since Inception	(0.38%)	[1]
Fidelity Flex U.S. Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.66%)
Past 5 years	(0.36%)
Since Inception	0.10%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.70%	[1]

[1]	AFrom March 9, 2017.